Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses recognized [Abstract]
Employee benefits expense	$ 571,775	$ 639,913	$ 697,317
Long-term [Abstract]
Employee benefits	175,560	164,207
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	1,678	3,893
Domestic Defined Benefit Plans [Member]
Expenses recognized [Abstract]
Salaries, benefits and inherent	550,491	654,677	674,512
Pensions - defined benefit plans	21,284	(14,764)	22,805
Employee benefits expense	571,775	639,913	$ 697,317
Long-term [Abstract]
Employee benefits	175,560	164,207
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	1,678	3,893
Actuarial (loss) gain net of taxes	223	17,404
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	150,873	142,398
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 24,687	$ 21,809